Regulatory Assets and Liabilities (Other) (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Regulatory Assets [Line Items]
Regulatory Assets		CAD 1,322	CAD 699
TECO Energy Inc [Member]
Regulatory Assets [Line Items]
Public Utilities Annual Bill Reduction To Customers | $	$ 4
TECO Energy Inc [Member] | Storm Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets		CAD 11
Tampa Electric Division [Member] | Storm Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets			CAD 11